Employee benefits (Details 1) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 3,404	₨ 3,076	₨ 2,894
Fair value of plan assets	(3,064)	(3,093)
Net defined benefit (Asset)/liability recognized	₨ 340	₨ (17)